Related parties	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Related parties

29.   Related parties

	Accounts receivable		Trade accounts payable
	12.31.23	12.31.22	12.31.23	12.31.22
Marfrig Global Foods S.A.	7,945	11,251	(24,838)	(26,970)
Marfrig Chile S.A.	2,563	2,258	(195)	(42)
Quickfood S.A.	24,852	18,531	-	-
Marfrig Alimentos S.A.	-	98	-	-
Weston Importers Ltd.	366	-	-	-
MFG Agropecuária Ltda.	1	-	-	-
Pampeano Alimentos S.A.	473	217	(112)	-
Total	36,200	32,355	(25,145)	(27,012)

	Sales			Purchases
	12.31.23	12.31.22	12.31.21	12.31.23	12.31.22	12.31.21
Marfrig Global Foods S.A.	61,320	76,553	89,311	(472,903)	(572,357)	(328,956)
Marfrig Chile S.A.	12,790	15,273	4,866	(1,290)	(1,187)	(93)
Quickfood S.A.	95,631	84,875	38,058	-	-	-
Marfrig Alimentos S.A.	-	242	139	-	-	-
Weston Importers Ltd.	1,536	-	-	-	-	-
Pampeano Alimentos S/A	866	237	-	(112)	-	-
Total	172,143	177,180	132,374	(474,305)	(573,544)	(329,049)

The subsidiaries of the Company enter into loan agreements pursuant its cash management strategy respecting market conditions. As of December 31, 2023 the balance of these transactions was R$1,132,634 (R$2,156,987 as of December 31, 2022).

The Company made contributions related to the post-employment benefit plans of its employees to BRF Previdência, which holds these plans (note 19). Additionally, the Company leased properties owned by BRF Previdência, and for the year ended December 31, 2023 the total amount of lease payments was R$21,936 (R$22,241 for the year ended December 31, 2022).

The Company maintains other transactions with related parties resulting from guarantees, transferences and donations to related associations and institutes, as well as leasing and other commercial transactions with related people and entities. Such transactions are compliant with the Related Party Transactions Policy and are not relevant, individually or in aggregate.

On December 16, 2022, BRF issued a guarantee to the promissory commercial notes issued by Potengi, public offering with limited distribution efforts with maturity in eighteen (18) months. The total amount of the Offer is R$700,000. BRF issued a joint guarantee limited to the amount corresponding to 24% of the Offer amount.

On August 14, 2023, BRF provided financing guarantees to Potengi, with Banco do Brasil S.A., through the opening of fixed credit up to a limit of R$144,000, coming from ordinary resources from the Fundo de Desenvolvimento do Nordeste – (“FDNE”), transferred to finance the implementation of the Cajuína 1 Wind Generating Plant, located in Rio Grande do Norte.

On January 19, 2024, BRF provided guarantees with the purpose of ensuring compliance with the main and additional obligations undertaken by Potengi at its first issue of 300,000 simple debentures, not convertible into shares, in a single series, with a maturity period of eighteen (18) years. The nominal unit value is R$1, with BRF providing a personal guarantee for the amount corresponding to 24% of the issue value.

On March 27, 2024, BRF provided guarantees with the purpose of ensuring compliance with the main and additional obligations undertaken by Potengi at its second issue of 2.100,000 simple debentures, not convertible into shares, in a single series, with a maturity period of eighteen (18) years. The nominal unit value is R$0,1, with BRF providing a personal guarantee for the amount corresponding to 24% of the issue value.

29.1.	Management remuneration

The total remuneration and benefits expense with board members, statutory directors and the head of internal audit are set forth below:

	12.31.23	12.31.22	12.31.21
Salary and profit sharing	61,427	35,547	61,088
Short-term benefits (1)	266	1,263	1,149
Private pension	800	834	1,189
Termination benefits	8,413	1,237	2,118
Share-based payment	14,923	27,210	29,198
	85,829	66,091	94,742
(1)	Comprises: medical assistance, educational expenses and others.

In addition, the executive officers (non-statutory) received among remuneration and benefits the total amount of R$16,917 for the year ended December 31, 2023 (R$18,072 for the year ended December 31, 2022).